Fair Value (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Document Period End Date	Dec. 31, 2014
Fair Value (Textual) [Abstract]
Outstanding balance	$ 624,000	$ 998,000
Impairment of Real Estate	176,000	340,000
Mortgage Servicing Rights At Fair Value	173,000	190,000
Mortgage Servicing Rights Outstanding Amount	264,000	296,000
Mortgage Servicing Rights, Valuation Allowance	91,000	106,000
Mortgage Servicing Rights Provision	(15,000)	(52,000)
Fair Value (Additional Textual) [Abstract]
Impaired loans, collateral dependent	3,300,000	4,100,000
Valuation allowance, impaired loans	886,000	959,000
Additional provision for loan losses impaired loan	$ 87,000	$ (118,000)
Mortgage servicing rights [Member]
Fair Value (Textual) [Abstract]
Discount rate	10.00%	10.00%
Default rate approximately	0.50%	0.50%
Maximum [Member] | Mortgage servicing rights [Member]
Fair Value (Textual) [Abstract]
Prepayment rate	23.94%	23.00%
Minimum [Member] | Mortgage servicing rights [Member]
Fair Value (Textual) [Abstract]
Prepayment rate	8.76%	6.50%